CONDENSED PARENT COMPANY FINANCIAL INFORMATION (Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (2,101,972)	$ 56,248,127	$ 36,477,650
Net cash used in investing activities	(80,774,292)	(102,823,548)	(84,118,759)
Net cash (used in)/provided by financing activities	63,138,134	165,974,075	84,004,457
Cash as of January 1	246,600,917	119,477,298	79,607,369
Cash as of December 31	228,861,009	246,600,917	119,477,298
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(2,421,284)	(7,887,611)	(3,511,915)
Net cash used in investing activities		(48,000,000)	(25,500,000)
Net cash (used in)/provided by financing activities	(1,554,674)	61,957,131	28,682,613
Cash as of January 1	11,621,907	5,552,387	5,881,689
Cash as of December 31	$ 7,645,949	$ 11,621,907	$ 5,552,387